UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:	Funds Investors Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: October 31
Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY
TRUST
LEGG MASON PARTNERS VARIABLE MID CAP
CORE PORTFOLIO
FORM N-Q
JANUARY 31, 2009

Legg Mason Partners Variable Mid Cap Core Portfolio

Schedule of Investments (unaudited)	January 31, 2009

Shares	Security	Value

COMMON STOCKS — 93.7%
CONSUMER DISCRETIONARY — 11.8%
Auto Components — 1.4%
47,500	BorgWarner Inc.	$801,800

Hotels, Restaurants & Leisure — 2.4%
38,000	Burger King Holdings Inc.	845,500
26,500	Ctrip.com International Ltd., ADR	556,235

	Total Hotels, Restaurants & Leisure	1,401,735

Household Durables — 3.1%
25,900	Mohawk Industries Inc. *	831,649
32,000	Tempur-Pedic International Inc. *	224,000
43,000	Toll Brothers Inc. *	731,860

	Total Household Durables	1,787,509

Leisure Equipment & Products — 1.3%
540,200	Li Ning Co., Ltd. (a)	744,540

Specialty Retail — 3.6%
120,000	American Eagle Outfitters Inc.	1,081,200
21,000	Sherwin-Williams Co.	1,002,750

	Total Specialty Retail	2,083,950

	TOTAL CONSUMER DISCRETIONARY	6,819,534

CONSUMER STAPLES — 2.0%
Food & Staples Retailing — 2.0%
54,000	Casey’s General Stores Inc.	1,147,500

ENERGY — 7.2%
Energy Equipment & Services — 2.9%
40,000	Bristow Group Inc. *	967,600
8,900	Diamond Offshore Drilling Inc.	558,564
95,000	ION Geophysical Corp. *	142,500

	Total Energy Equipment & Services	1,668,664

Oil, Gas & Consumable Fuels — 4.3%
26,500	Comstock Resources Inc. *	1,010,445
90,000	El Paso Corp.	736,200
38,000	Petrohawk Energy Corp. *	748,980

	Total Oil, Gas & Consumable Fuels	2,495,625

	TOTAL ENERGY	4,164,289

FINANCIALS — 13.4%
Capital Markets — 5.7%
27,500	AllianceBernstein Holding LP	469,700
60,700	Highlands Acquisition Corp. *	567,545
90,000	Invesco Ltd.	1,061,100
105,000	TD Ameritrade Holding Corp. *	1,180,200

	Total Capital Markets	3,278,545

Insurance — 3.9%
29,000	Allied World Assurance Holdings Ltd.	1,093,300
17,500	PartnerRe Ltd.	1,146,775

	Total Insurance	2,240,075

Real Estate Investment Trusts (REITs) — 1.7%
43,000	Annaly Capital Management Inc.	651,020
53,000	Mission West Properties	369,410

	Total Real Estate Investment Trusts (REITs)	1,020,430

Thrifts & Mortgage Finance — 2.1%
75,000	People’s United Financial Inc.	1,227,000

	TOTAL FINANCIALS	7,766,050

See Notes to Schedule of Investments.

Legg Mason Partners Variable Mid Cap Core Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Shares	Security	Value

HEALTH CARE — 15.7%
Biotechnology — 2.8%
8,000	Onyx Pharmaceuticals Inc. *	$243,440
16,000	OSI Pharmaceuticals Inc. *	569,600
24,000	Vertex Pharmaceuticals Inc. *	793,200

	Total Biotechnology	1,606,240

Health Care Providers & Services — 6.4%
43,000	AmerisourceBergen Corp.	1,561,760
27,000	Magellan Health Services Inc. *	977,940
34,000	Mednax Inc. *	1,141,380

	Total Health Care Providers & Services	3,681,080

Life Sciences Tools & Services — 2.0%
43,000	Pharmaceutical Product Development Inc.	1,027,270
28,030	WuXi PharmaTech Cayman Inc., ADR *	151,923

	Total Life Sciences Tools & Services	1,179,193

Pharmaceuticals — 4.5%
84,000	Elan Corp. PLC, ADR *	607,320
34,400	Shire Ltd., ADR	1,502,248
19,519	XenoPort Inc. *	509,836

	Total Pharmaceuticals	2,619,404

	TOTAL HEALTH CARE	9,085,917

INDUSTRIALS — 16.7%
Aerospace & Defense — 4.5%
135,000	Hexcel Corp. *	1,119,150
18,600	L-3 Communications Holdings Inc.	1,469,772

	Total Aerospace & Defense	2,588,922

Commercial Services & Supplies — 4.0%
48,000	Corrections Corporation of America *	661,440
41,000	Covanta Holding Corp. *	708,890
96,000	R.R. Donnelley & Sons Co.	936,960

	Total Commercial Services & Supplies	2,307,290

Construction & Engineering — 4.2%
55,000	Quanta Services Inc. *	1,175,900
44,600	Shaw Group Inc. *	1,239,880

	Total Construction & Engineering	2,415,780

Industrial Conglomerates — 1.0%
58,000	McDermott International Inc. *	601,460

Machinery — 3.0%
34,000	AGCO Corp. *	723,520
27,500	Parker Hannifin Corp.	1,050,775

	Total Machinery	1,774,295

	TOTAL INDUSTRIALS	9,687,747

INFORMATION TECHNOLOGY — 17.6%
Communications Equipment — 1.5%
60,000	Juniper Networks Inc. *	849,600

Computers & Peripherals — 1.8%
135,000	Palm Inc. *	1,035,450

Internet Software & Services — 3.7%
46,600	Digital River Inc. *	1,154,282
53,000	VeriSign Inc. *	1,023,430

	Total Internet Software & Services	2,177,712

See Notes to Schedule of Investments.

Legg Mason Partners Variable Mid Cap Core Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Shares	Security	Value

IT Services — 2.2%
79,000	Fidelity National Information Services Inc.	$1,256,890

Semiconductors & Semiconductor Equipment — 3.2%
53,000	Lam Research Corp. *	1,071,130
42,000	Microchip Technology Inc.	796,740

	Total Semiconductors & Semiconductor Equipment	1,867,870

Software — 5.2%
53,000	Autodesk Inc. *	877,680
65,000	Check Point Software Technologies Ltd. *	1,473,550
47,000	MICROS Systems Inc. *	676,800

	Total Software	3,028,030

	TOTAL INFORMATION TECHNOLOGY	10,215,552

MATERIALS — 1.2%
Chemicals — 1.2%
63,000	Celanese Corp., Series A Shares	670,950

UTILITIES — 8.1%
Electric Utilities — 1.8%
30,500	Allegheny Energy Inc.	1,013,820

Independent Power Producers & Energy Traders — 2.0%
50,550	NRG Energy Inc. *	1,180,848

Multi-Utilities — 4.3%
94,000	CenterPoint Energy Inc.	1,257,720
27,900	Sempra Energy	1,223,136

	Total Multi-Utilities	2,480,856

	TOTAL UTILITIES	4,675,524

	TOTAL COMMON STOCKS
	(Cost — $77,533,314)	54,233,063

WARRANTS — 0.0%
Capital Markets — 0.0%
60,700	Highlands Acquisition Corp., Expires 10/3/12*
	(Cost — $49,288)	4,249

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $77,582,602)	54,237,312

Face
Amount

SHORT-TERM INVESTMENT — 6.1%
Repurchase Agreement — 6.1%
$3,547,000	Interest in $531,945,000 joint tri-party repurchase agreement dated 1/30/09 with Greenwich Capital Markets Inc., 0.280% due 2/2/09; Proceeds at maturity- $3,547,083; (Fully collateralized by various U.S. government agency obligations, 2.540% to 5.375% due 5/5/09 to 3/15/16;Market Value — $3,617,946) (Cost — $3,547,000)	3,547,000

	TOTAL INVESTMENTS — 99.8% (Cost — $81,129,602#)	57,784,312

	Other Assets in Excess of Liabilities — 0.2%	107,602

	TOTAL NET ASSETS — 100.0%	$57,891,914

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Mid Cap Core Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”) as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pensions or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Effective November 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

			Other Significant
		Quoted Prices	Observable Inputs
	January 31, 2009	(Level 1)	(Level 2)
Investments in securities	$57,784,312	$53,492,772	$4,291,540

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Foreign Risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also

Notes to Schedule of Investments (unaudited) (continued)
subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,631,323
Gross unrealized depreciation	(24,976,613)

Net unrealized depreciation	$(23,345,290)

3. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: March 24, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: March 24, 2009

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer
Date: March 24, 2009